AB Cap Fund, Inc.

AB FlexFee High Yield Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Principal Amount (000)			U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 76.7%
Industrial – 67.4%
Basic – 6.2%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027 (a)	U.S.$	28	$24,965
Arconic Corp. 6.125%, 02/15/2028 (a)		34	35,062
Berry Global, Inc. 5.125%, 07/15/2023		8	8,028
CF Industries, Inc. 4.95%, 06/01/2043		27	25,571
5.15%, 03/15/2034		65	65,951
5.375%, 03/15/2044		73	69,330
Commercial Metals Co. 4.875%, 05/15/2023		50	47,117
5.375%, 07/15/2027		45	41,265
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		41	42,014
Eldorado Gold Corp. 9.50%, 06/01/2024 (a)		93	90,967
ERP Iron Ore, LLC 9.039%, 12/31/2019 (b) (c) (d) (e) (f) (g)		7	5,959
FMG Resources (August 2006) Pty Ltd. 4.75%, 05/15/2022(a)		121	120,990
5.125%, 03/15/2023-05/15/2024(a)		100	99,000
Freeport-McMoRan, Inc. 3.55%, 03/01/2022		12	11,587
3.875%, 03/15/2023		31	29,537
4.55%, 11/14/2024		35	32,989
5.00%, 09/01/2027		128	118,949
5.25%, 09/01/2029		128	120,716
5.45%, 03/15/2043		25	21,975
Graphic Packaging International LLC 4.75%, 04/15/2021		26	25,868
4.75%, 07/15/2027(a)		28	27,369
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023 (a)		106	99,315
Joseph T Ryerson & Son, Inc. 11.00%, 05/15/2022 (a)		135	125,335
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 04/15/2025 (a)		65	57,664
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018 (b) (d) (e) (f) (h)		60	0
NOVA Chemicals Corp. 5.25%, 06/01/2027 (a)		54	45,485
Novelis Corp. 5.875%, 09/30/2026 (a)		53	52,444
Olin Corp. 5.00%, 02/01/2030		41	35,551
5.625%, 08/01/2029		57	52,380
Peabody Energy Corp. 6.00%, 03/31/2022(a)		96	67,003
6.375%, 03/31/2025(a)		30	15,580

	Principal Amount (000)		U.S. $ Value

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer 5.125%, 07/15/2023(a)	U.S.$	108	$106,995
7.00%, 07/15/2024(a)		23	23,411
Sealed Air Corp. 5.25%, 04/01/2023(a)		35	35,856
5.50%, 09/15/2025(a)		33	33,829
6.875%, 07/15/2033(a)		67	68,087
SPCM SA 4.875%, 09/15/2025(a)		58	54,975
Valvoline, Inc. 4.25%, 02/15/2030(a)		87	81,618
WR Grace & Co.-Conn 5.125%, 10/01/2021(a)		23	23,284
5.625%, 10/01/2024(a)		24	23,628

			2,067,649

Capital Goods – 7.0%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (g)	EUR	120	101,908
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.75%, 03/15/2024(a)		100	106,181
Ball Corp. 5.00%, 03/15/2022	U.S.$	50	50,861
Bombardier, Inc. 5.75%, 03/15/2022(a)		183	138,601
6.00%, 10/15/2022(a)		98	73,500
6.125%, 01/15/2023(a)		5	3,524
7.50%, 12/01/2024-03/15/2025(a)		111	76,438
7.875%, 04/15/2027(a)		10	6,793
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		46	44,847
5.125%, 07/15/2029(a)		11	10,255
Colfax Corp. 6.00%, 02/15/2024(a)		14	13,530
6.375%, 02/15/2026(a)		11	10,603
Cornerstone Building Brands, Inc. 8.00%, 04/15/2026(a)		53	45,858
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 01/15/2023		40	40,896
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	21,710
EnerSys 4.375%, 12/15/2027(a)		80	75,202
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		132	116,820
GFL Environmental, Inc. 5.125%, 12/15/2026(a)		10	9,813
7.00%, 06/01/2026(a)		20	19,646
8.50%, 05/01/2027(a)		23	23,111

	Principal Amount (000)		U.S. $ Value

Granite US Holdings Corp. 11.00%, 10/01/2027 (a)	U.S.$	18	$18,302
Griffon Corp. 5.75%, 03/01/2028 (a)		120	112,784
JELD-WEN, Inc. 4.625%, 12/15/2025 (a)		6	5,365
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		24	22,073
7.25%, 04/15/2025(a)		34	26,625
Moog, Inc. 4.25%, 12/15/2027 (a)		55	49,699
Mueller Water Products, Inc. 5.50%, 06/15/2026 (a)		44	42,667
Owens-Brockway Glass Container, Inc. 5.00%, 01/15/2022 (a)		20	19,696
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025 (a)		97	91,279
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(a)		65	58,754
5.375%, 05/01/2026(a)		50	48,437
SPX FLOW, Inc. 5.875%, 08/15/2026 (a)		68	65,272
Stevens Holding Co., Inc. 6.125%, 10/01/2026 (a)		20	19,917
Summit Materials LLC/Summit Materials Finance Corp. 6.125%, 07/15/2023		55	54,823
Terex Corp. 5.625%, 02/01/2025 (a)		92	86,467
Tervita Corp. 7.625%, 12/01/2021 (a)		35	24,512
TransDigm, Inc. 5.50%, 11/15/2027(a)		214	192,322
6.25%, 03/15/2026(a)		151	150,467
6.375%, 06/15/2026		27	25,886
6.50%, 05/15/2025		44	41,834
Triumph Group, Inc. 5.25%, 06/01/2022		8	6,650
6.25%, 09/15/2024(a)		11	9,792
7.75%, 08/15/2025		99	69,530
Trivium Packaging Finance BV 3.75%, 08/15/2026 (a)	EUR	100	100,538

			2,333,788

Communications - Media – 10.1%
Cablevision Systems Corp. 5.875%, 09/15/2022	U.S.$	85	85,791
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)		52	51,908
4.75%, 03/01/2030(a)		40	39,830

	Principal Amount (000)		U.S. $ Value

5.00%, 02/01/2028(a)	U.S.$	232	$232,901
5.25%, 09/30/2022		6	6,165
5.375%, 05/01/2025(a)		12	12,552
5.75%, 02/15/2026(a)		65	66,387
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027 (a)		32	30,647
CSC Holdings LLC 5.375%, 02/01/2028(a)		200	205,669
5.50%, 05/15/2026(a)		253	261,450
6.625%, 10/15/2025(a)		3	2,741
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		84	68,225
6.625%, 08/15/2027(a)		84	56,095
DISH DBS Corp. 5.00%, 03/15/2023		16	14,999
5.875%, 07/15/2022		115	112,994
6.75%, 06/01/2021		242	245,452
7.75%, 07/01/2026		193	198,408
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		35	31,131
6.375%, 05/01/2026		5	4,865
8.375%, 05/01/2027		33	28,972
Lamar Media Corp. 3.75%, 02/15/2028 (a)		80	75,130
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)		200	199,624
Meredith Corp. 6.875%, 02/01/2026		187	164,340
National CineMedia LLC 5.75%, 08/15/2026		21	13,607
5.875%, 04/15/2028(a)		35	24,406
RR Donnelley & Sons Co. 7.875%, 03/15/2021		29	29,194
Scripps Escrow, Inc. 5.875%, 07/15/2027 (a)		46	41,062
Sinclair Television Group, Inc. 5.125%, 02/15/2027(a)		9	7,652
5.50%, 03/01/2030(a)		45	37,237
5.625%, 08/01/2024(a)		75	69,087
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		33	32,878
4.625%, 05/15/2023-07/15/2024(a)		137	138,701
5.00%, 08/01/2027(a)		94	95,495
5.375%, 07/15/2026(a)		35	35,704
5.50%, 07/01/2029(a)		82	83,604
Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR	100	92,283
TEGNA, Inc. 5.00%, 09/15/2029 (a)	U.S.$	177	160,004
Univision Communications, Inc. 5.125%, 05/15/2023-02/15/2025(a)		94	80,974
Virgin Media Finance PLC 4.50%, 01/15/2025 (a)	EUR	200	206,582

			3,344,746

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 5.6%
Altice France SA/France 7.375%, 05/01/2026 (a)	U.S.$	185	$184,255
CB T-Mobile USA, Inc. 4.50%, 02/01/2026(c) (d) (e) (f)		152	0
6.375%, 03/01/2025(c) (d) (e) (f)		27	0
6.50%, 01/15/2024-01/15/2026(c) (d) (e) (f)		136	0
CenturyLink, Inc. 5.125%, 12/15/2026(a)		120	120,028
Series G 6.875%, 01/15/2028		65	66,619
Series S 6.45%, 06/15/2021		34	34,510
Series T 5.80%, 03/15/2022		95	96,157
Series Y 7.50%, 04/01/2024		24	26,278
Front Range BidCo, Inc. 4.00%, 03/01/2027(a)		36	34,772
6.125%, 03/01/2028(a)		39	37,068
GTT Communications, Inc. 7.875%, 12/31/2024 (a)		6	3,870
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		30	30,744
7.625%, 06/15/2021		19	19,599
Intelsat Connect Finance SA 9.50%, 02/15/2023 (a)		62	23,993
Intelsat Jackson Holdings SA 5.50%, 08/01/2023		219	143,371
8.00%, 02/15/2024(a)		8	7,918
8.50%, 10/15/2024(a)		47	30,471
9.50%, 09/30/2022(a)		51	52,009
Intrado Corp. 8.50%, 10/15/2025 (a)		19	13,898
Level 3 Financing, Inc. 5.125%, 05/01/2023		60	59,558
5.25%, 03/15/2026		111	111,613
5.375%, 01/15/2024		53	53,229
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027 (a)		21	20,524
Sprint Capital Corp. 8.75%, 03/15/2032		91	120,421
Sprint Communications, Inc. 6.00%, 11/15/2022		38	39,453
Sprint Corp. 7.25%, 02/01/2028(a)		35	35,000
7.625%, 02/15/2025-03/01/2026		203	227,925
7.875%, 09/15/2023		73	80,332
T-Mobile USA, Inc. 4.75%, 02/01/2028		4	4,164

	Principal Amount (000)		U.S. $ Value

Telecom Italia Capital SA 6.375%, 11/15/2033	U.S.$	56	$56,908
7.20%, 07/18/2036		33	33,811
7.721%, 06/04/2038		93	97,783
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 01/15/2027 (a)		1	896

			1,867,177

Consumer Cyclical - Automotive – 2.7%
Allison Transmission, Inc. 5.00%, 10/01/2024(a)		35	33,798
5.875%, 06/01/2029(a)		30	28,517
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025-03/15/2026		68	54,734
BCD Acquisition, Inc. 9.625%, 09/15/2023 (a)		19	15,971
Cooper-Standard Automotive, Inc. 5.625%, 11/15/2026 (a)		52	39,004
Dana Financing Luxembourg SARL 6.50%, 06/01/2026 (a)		87	75,271
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028 (a)		20	16,018
Exide International Holdings LP (Superpriority Lien) 10.75%, 10/31/2021 (d) (f) (h) (i)		38	31,733
Exide Technologies (Exchange Priority) 11.00% (3.00% Cash and 8.00% PIK), 10/31/2024(d) (f) (g) (h)		39	15,791
(First Lien) 11.00% (3.00% Cash and 8.00% PIK), 10/31/2024(d) (f) (g) (h)		13	4,539
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026 (a)	EUR	100	69,483
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025 (a) (g)		100	86,154
Meritor, Inc. 6.25%, 02/15/2024	U.S.$	30	28,469
Navistar International Corp. 6.625%, 11/01/2025 (a)		107	90,441
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.25%, 05/15/2026(a)		34	31,890
8.50%, 05/15/2027(a)		120	104,691
Tenneco, Inc. 5.00%, 07/15/2026		122	76,535
Titan International, Inc. 6.50%, 11/30/2023		38	17,311
Truck Hero, Inc. 8.50%, 04/21/2024 (a)		68	61,546

			881,896

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.8%
AMC Entertainment Holdings, Inc. 5.75%, 06/15/2025	U.S.$	7	$2,774
5.875%, 11/15/2026		31	12,906
Cedar Fair LP 5.25%, 07/15/2029 (a)		15	12,792
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		39	33,346
Mattel, Inc. 6.75%, 12/31/2025 (a)		30	30,545
NCL Corp., Ltd. 3.625%, 12/15/2024 (a)		98	62,599
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (a)		61	52,252
Viking Cruises Ltd. 5.875%, 09/15/2027 (a)		43	25,726
VOC Escrow Ltd. 5.00%, 02/15/2028 (a)		69	50,532

			283,472

Consumer Cyclical - Other – 6.0%
Adams Homes, Inc. 7.50%, 02/15/2025 (a)		58	55,383
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 08/01/2025 (a)		20	15,747
Beazer Homes USA, Inc. 5.875%, 10/15/2027		19	14,333
6.75%, 03/15/2025		28	23,622
7.25%, 10/15/2029		22	17,160
Boyd Gaming Corp. 4.75%, 12/01/2027 (a)		29	23,945
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(a)		16	12,252
6.25%, 09/15/2027(a)		120	104,269
Caesars Entertainment Corp. 5.00%, 10/01/2024 (j)		11	11,647
Eldorado Resorts, Inc. 6.00%, 04/01/2025		37	33,162
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025 (a)		146	125,552
Forestar Group, Inc. 5.00%, 03/01/2028(a)		58	48,146
8.00%, 04/15/2024(a)		37	37,179
Hilton Domestic Operating Co., Inc. 4.25%, 09/01/2024		95	88,839
4.875%, 01/15/2030		17	14,712
5.125%, 05/01/2026		30	28,251

	Principal Amount (000)			U.S. $ Value

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024	U.S.$	28		$25,363
Installed Building Products, Inc. 5.75%, 02/01/2028 (a)		40		38,080
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022 (a)		61		48,800
KB Home 4.80%, 11/15/2029		16		13,621
7.00%, 12/15/2021		22		21,995
7.50%, 09/15/2022		10		10,125
Marriott Ownership Resorts, Inc./ILG LLC Series WI 6.50%, 09/15/2026		89		76,688
Mattamy Group Corp. 4.625%, 03/01/2030(a)		80		69,538
5.25%, 12/15/2027(a)		19		17,672
Meritage Homes Corp. 7.00%, 04/01/2022		29		29,351
MGM Resorts International 4.625%, 09/01/2026		27		22,920
5.50%, 04/15/2027		66		59,991
5.75%, 06/15/2025		3		2,685
6.00%, 03/15/2023		70		67,025
7.75%, 03/15/2022		16		16,055
Scientific Games International, Inc. 7.00%, 05/15/2028 (a)		30		18,824
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)		100		86,064
5.875%, 04/01/2023 (a)		0	**	289
6.125%, 04/01/2025(a)		60		59,724
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026 (a)		57		53,949
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025 (a)		16		13,111
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		31		28,062
5.875%, 06/15/2027(a)		86		79,922
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(a)		17		16,510
5.875%, 04/15/2023(a)		8		7,680
Twin River Worldwide Holdings, Inc. 6.75%, 06/01/2027 (a)		22		16,692
Wyndham Destinations, Inc. 4.625%, 03/01/2030 (a)		67		51,600
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (a)		81		70,837
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		4		3,617
5.50%, 03/01/2025(a)		236		219,591

	Principal Amount (000)		U.S. $ Value

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029 (a)	U.S.$	86	$79,519

			1,980,099

Consumer Cyclical - Restaurants – 1.3%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		32	30,399
4.375%, 01/15/2028(a)		70	65,197
Golden Nugget, Inc. 6.75%, 10/15/2024(a)		51	32,096
8.75%, 10/01/2025(a)		14	7,226
IRB Holding Corp. 6.75%, 02/15/2026 (a)		120	96,153
Yum! Brands, Inc. 4.75%, 01/15/2030(a)		153	143,783
7.75%, 04/01/2025(a)		53	55,816

			430,670

Consumer Cyclical - Retailers – 2.8%
Asbury Automotive Group, Inc. 4.50%, 03/01/2028(a)		22	18,784
4.75%, 03/01/2030(a)		6	5,134
FirstCash, Inc. 5.375%, 06/01/2024 (a)		7	6,606
Group 1 Automotive, Inc. 5.00%, 06/01/2022		2	1,829
5.25%, 12/15/2023(a)		79	81,074
Hanesbrands, Inc. 4.625%, 05/15/2024(a)		85	84,029
4.875%, 05/15/2026(a)		19	18,692
JC Penney Corp., Inc. 6.375%, 10/15/2036		4	334
L Brands, Inc. 5.25%, 02/01/2028		20	15,463
5.625%, 02/15/2022-10/15/2023		33	29,269
6.75%, 07/01/2036		48	35,905
6.875%, 11/01/2035		145	108,477
7.50%, 06/15/2029		17	13,498
Murphy Oil USA, Inc. 4.75%, 09/15/2029		24	22,471
5.625%, 05/01/2027		2	2,279
Penske Automotive Group, Inc. 3.75%, 08/15/2020		14	13,623
5.50%, 05/15/2026		52	47,386
5.75%, 10/01/2022		19	17,566
PetSmart, Inc. 7.125%, 03/15/2023 (a)		87	81,852
Rite Aid Corp. 6.125%, 04/01/2023(a)		14	12,186
7.50%, 07/01/2025(a)		76	73,554

	Principal Amount (000)		U.S. $ Value

Sonic Automotive, Inc. 6.125%, 03/15/2027	U.S.$	20	$17,292
Staples, Inc. 7.50%, 04/15/2026(a)		123	108,609
10.75%, 04/15/2027(a)		61	46,819
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)		16	14,633
William Carter Co. (The) 5.625%, 03/15/2027 (a)		44	42,523

			919,887

Consumer Non-Cyclical – 8.4%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (a)		43	37,586
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		84	83,547
4.875%, 02/15/2030(a)		58	57,898
5.75%, 03/15/2025		59	59,607
6.625%, 06/15/2024		51	51,858
Bausch Health Americas, Inc. 8.50%, 01/31/2027 (a)		189	197,627
Bausch Health Cos., Inc. 5.50%, 11/01/2025(a)		146	147,638
6.125%, 04/15/2025(a)		46	45,587
7.25%, 05/30/2029(a)		30	31,170
9.00%, 12/15/2025(a)		82	86,405
Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027 (a)		17	16,759
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 04/15/2025 (a)		25	22,089
CHS/Community Health Systems, Inc. 6.25%, 03/31/2023		134	127,407
6.625%, 02/15/2025(a)		99	92,771
8.625%, 01/15/2024(a)		25	24,958
DaVita, Inc. 5.00%, 05/01/2025		118	117,883
5.125%, 07/15/2024		85	84,792
Encompass Health Corp. 5.75%, 09/15/2025		30	29,384
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)		79	19,548
Hadrian Merger Sub, Inc. 8.50%, 05/01/2026 (a)		65	48,594
HCA, Inc. 5.375%, 09/01/2026		33	34,001
5.625%, 09/01/2028		35	36,938
5.875%, 02/15/2026		54	56,800
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (a)		18	17,730
Immucor, Inc. 11.125%, 02/15/2022 (a)		20	18,103

	Principal Amount (000)		U.S. $ Value

Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023 (a)	U.S.$	39	$31,970
LifePoint Health, Inc. 4.375%, 02/15/2027 (a)		18	17,164
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025 (a)		10	2,131
MEDNAX, Inc. 5.25%, 12/01/2023(a)		44	35,744
6.25%, 01/15/2027(a)		92	73,895
Newell Brands, Inc. 3.85%, 04/01/2023		45	45,676
4.20%, 04/01/2026		45	44,205
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (a)		26	25,858
Post Holdings, Inc. 4.625%, 04/15/2030(a)		143	136,860
5.50%, 12/15/2029(a)		32	33,231
5.625%, 01/15/2028(a)		54	54,919
Radiology Partners, Inc. 9.25%, 02/01/2028 (a)		82	73,117
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026 (a)		156	149,555
Spectrum Brands, Inc. 5.75%, 07/15/2025		36	33,917
Tenet Healthcare Corp. 5.125%, 05/01/2025		2	1,911
5.125%, 11/01/2027(a)		104	99,517
6.25%, 02/01/2027(a)		33	32,171
6.75%, 06/15/2023		98	90,521
7.00%, 08/01/2025		4	3,482
8.125%, 04/01/2022		146	139,165
US Renal Care Inc. 10.625%, 07/15/2027 (a)		57	47,557
Vizient, Inc. 6.25%, 05/15/2027 (a)		10	9,895
West Street Merger Sub, Inc. 6.375%, 09/01/2025 (a)		68	59,314

			2,788,455

Energy – 6.8%
Antero Resources Corp. 5.00%, 03/01/2025		30	11,466
5.375%, 11/01/2021		42	30,545
5.625%, 06/01/2023		50	20,973
Berry Petroleum Co. LLC 7.00%, 02/15/2026 (a)		56	22,500
Buckeye Partners LP 3.95%, 12/01/2026		21	17,188
Callon Petroleum Co. 8.25%, 07/15/2025		8	1,438
Callon Petroleum, Co. 6.25%, 04/15/2023		52	12,427

	Principal Amount (000)		U.S. $ Value

CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/2020 (j) (k)	U.S.$	65	$13,034
Cheniere Energy Partners LP 4.50%, 10/01/2029(a)		16	13,821
Series WI 5.625%, 10/01/2026		68	62,560
Chesapeake Energy Corp. 11.50%, 01/01/2025 (a)		57	9,712
CITGO Petroleum Corp. 6.25%, 08/15/2022 (a)		16	14,490
Comstock Resources Inc. 7.50%, 05/15/2025 (a)		105	66,924
DCP Midstream Operating LP 4.95%, 04/01/2022		35	28,813
Denbury Resources, Inc. 9.25%, 03/31/2022 (a)		52	12,366
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043		68	10,584
7.875%, 08/15/2025		62	18,311
EnLink Midstream Partners LP 4.15%, 06/01/2025		39	18,896
4.85%, 07/15/2026		47	23,075
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 09/01/2022(c) (e) (l)		73	36
8.00%, 11/29/2024(a) (e) (l)		16	425
9.375%, 05/01/2024(a) (e) (l)		101	1,578
EQM Midstream Partners LP Series 10Y 5.50%, 07/15/2028		53	29,506
EQT Corp. 3.00%, 10/01/2022		54	45,038
6.125%, 02/01/2025		82	63,148
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		45	31,338
6.25%, 05/15/2026		21	15,073
6.50%, 10/01/2025		35	25,290
7.75%, 02/01/2028		12	8,401
Global Partners LP/GLP Finance Corp. 7.00%, 06/15/2023-08/01/2027		66	51,863
Gulfport Energy Corp. 6.00%, 10/15/2024		125	30,389
6.375%, 05/15/2025-01/15/2026		52	11,569
Hess Midstream Operations LP 5.625%, 02/15/2026 (a)		95	68,142
HighPoint Operating Corp. 7.00%, 10/15/2022		35	18,228
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025 (a)		107	50,438
Indigo Natural Resources LLC 6.875%, 02/15/2026 (a)		124	84,629
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/2027 (a)		48	15,313

	Principal Amount (000)		U.S. $ Value

Murphy Oil Corp. 5.875%, 12/01/2042	U.S.$	21	$8,717
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		36	12,184
7.50%, 01/15/2028(a)		37	10,113
Nabors Industries, Inc. 5.50%, 01/15/2023		1	300
5.75%, 02/01/2025		30	6,612
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		147	51,107
Nine Energy Service, Inc. 8.75%, 11/01/2023 (a)		41	10,254
Noble Holding International Ltd. 7.75%, 01/15/2024		8	823
7.95%, 04/01/2025		20	2,166
Oasis Petroleum, Inc. 6.875%, 03/15/2022-01/15/2023		24	4,826
Occidental Petroleum Corp. 2.70%, 08/15/2022-02/15/2023		451	309,888
5.55%, 03/15/2026		272	143,250
Parkland Fuel Corp. 6.00%, 04/01/2026 (a)		89	82,820
PDC Energy, Inc. 5.75%, 05/15/2026		113	57,818
QEP Resources, Inc. 5.25%, 05/01/2023		31	12,098
5.375%, 10/01/2022		34	15,130
Range Resources Corp. 4.875%, 05/15/2025		30	17,232
5.00%, 08/15/2022-03/15/2023		80	58,914
SandRidge Energy, Inc. 7.50%, 02/15/2023(c) (d) (e) (f)		29	0
8.125%, 10/15/2022(c) (d) (e) (f)		47	0
SM Energy Co. 5.00%, 01/15/2024		2	640
5.625%, 06/01/2025		34	9,811
6.125%, 11/15/2022		24	10,467
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		40	38,401
5.50%, 02/15/2026		184	159,184
5.875%, 03/15/2028		16	13,362
6.00%, 04/15/2027		2	1,719
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/2023		42	35,816
6.50%, 07/15/2027		70	59,744
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (a)		36	31,690
Transocean Poseidon Ltd. 6.875%, 02/01/2027 (a)		50	40,054
Transocean, Inc. 6.80%, 03/15/2038		87	21,070
7.50%, 01/15/2026(a)		18	8,325
8.00%, 02/01/2027(a)		89	42,232

	Principal Amount (000)			U.S. $ Value

Valaris PLC 5.20%, 03/15/2025	U.S.$		1	$57
Vantage Drilling International 7.50%, 11/01/2019 (b) (c) (d) (e) (f)			46	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023 (a)			92	18,919
Weatherford International Ltd. 11.00%, 12/01/2024 (a)			10	5,991
Whiting Petroleum Corp. 6.25%, 04/01/2023			9	782

				2,262,043

Other Industrial – 1.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)			84	76,747
5.875%, 05/15/2026(a)			39	37,393
Belden, Inc. 3.875%, 03/15/2028 (a)		EUR	100	100,037
H&E Equipment Services, Inc. 5.625%, 09/01/2025		U.S.$	20	18,719
IAA, Inc. 5.50%, 06/15/2027 (a)			39	37,738
KAR Auction Services, Inc. 5.125%, 06/01/2025 (a)			83	80,205
Laureate Education, Inc. 8.25%, 05/01/2025 (a)			29	29,045
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)			38	35,241
Rexel SA 2.625%, 06/15/2024 (a)		EUR	100	97,911
Univar Solutions USA, Inc./Washington 5.125%, 12/01/2027 (a)		U.S.$	17	15,067

				528,103

Services – 3.7%
ADT Security Corp. (The) 4.125%, 06/15/2023			75	73,343
4.875%, 07/15/2032(a)			42	35,663
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)			34	33,492
9.75%, 07/15/2027(a)			105	98,880
Aptim Corp. 7.75%, 06/15/2025 (a)			55	18,728
APX Group, Inc. 7.875%, 12/01/2022			131	124,760
Aramark Services, Inc. 5.00%, 02/01/2028 (a)			73	67,866
Carriage Services, Inc. 6.625%, 06/01/2026 (a)			30	29,480
Garda World Security Corp. 4.625%, 02/15/2027 (a)			35	31,815

	Principal Amount (000)		U.S. $ Value

GW B-CR Security Corp. 9.50%, 11/01/2027 (a)	U.S.$	59	$53,366
Harsco Corp. 5.75%, 07/31/2027 (a)		97	89,711
Korn Ferry 4.625%, 12/15/2027 (a)		50	43,438
Monitronics International, Inc. Zero Coupon, 04/01/2020 (c) (d) (e) (f)		14	0
Nielsen Co. Luxembourg SARL (The) 5.00%, 02/01/2025(a)		80	75,348
5.50%, 10/01/2021(a)		28	27,583
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 04/15/2022 (a)		30	27,913
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		55	53,922
5.75%, 04/15/2026(a)		30	29,515
6.25%, 01/15/2028(a)		102	88,044
Refinitiv US Holdings, Inc. 6.25%, 05/15/2026(a)		23	24,055
8.25%, 11/15/2026(a)		43	45,664
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (a)		12	12,082
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)		44	40,479
Verscend Escrow Corp. 9.75%, 08/15/2026 (a)		109	108,935

			1,234,082

Technology – 2.7%
Ascend Learning LLC 6.875%, 08/01/2025 (a)		19	17,703
Banff Merger Sub, Inc. 9.75%, 09/01/2026 (a)		78	68,321
CDK Global, Inc. 5.875%, 06/15/2026		89	94,166
CommScope Technologies LLC 6.00%, 06/15/2025 (a)		44	40,288
CommScope, Inc. 5.50%, 03/01/2024-06/15/2024(a)		98	94,943
6.00%, 03/01/2026(a)		90	90,040
8.25%, 03/01/2027(a)		129	125,455
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)		0	153
Dell International LLC/EMC Corp. 5.875%, 06/15/2021(a)		37	37,007
7.125%, 06/15/2024(a)		40	41,294
EMC Corp. 3.375%, 06/01/2023		38	37,400

	Principal Amount (000)		U.S. $ Value

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho 10.00%, 11/30/2024 (a)	U.S.$	7	$7,221
Infor US, Inc. 6.50%, 05/15/2022		37	36,163
NCR Corp. 5.75%, 09/01/2027(a)		24	22,010
6.125%, 09/01/2029(a)		56	52,562
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		5	4,414
8.25%, 02/01/2028(a)		5	4,406
Rackspace Hosting, Inc. 8.625%, 11/15/2024 (a)		47	42,207
Science Applications International Corp. 4.875%, 04/01/2028 (a)		15	14,401
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024 (a)		47	46,354
Xerox Corp. 4.125%, 03/15/2023		18	17,967

			894,475

Transportation - Services – 1.7%
Algeco Global Finance PLC 6.50%, 02/15/2023	EUR	100	81,802
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027 (a)	U.S.$	45	35,753
Europcar Mobility Group 4.00%, 04/30/2026	EUR	100	49,643
Herc Holdings, Inc. 5.50%, 07/15/2027 (a)	U.S.$	31	28,853
Hertz Corp. (The) 5.50%, 10/15/2024(a)		29	15,921
6.00%, 01/15/2028(a)		89	46,607
6.25%, 10/15/2022		20	14,009
7.125%, 08/01/2026(a)		3	1,587
United Rentals North America, Inc. 5.50%, 07/15/2025		2	1,939
5.875%, 09/15/2026		50	50,708
6.50%, 12/15/2026		125	127,056
XPO Logistics, Inc. 6.125%, 09/01/2023(a)		74	71,885
6.75%, 08/15/2024(a)		28	27,425

			553,188

			22,369,730

Financial Institutions – 7.0%
Banking – 1.6%
Alliance Data Systems Corp. 4.75%, 12/15/2024 (a)		75	56,633
Barclays PLC 8.00%, 06/15/2024 (m)		200	184,923

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc.
Series T 6.25%, 08/15/2026(m)	U.S.$	38	$38,575
Series U 5.00%, 09/12/2024(m)		70	64,348
Series V 4.70%, 01/30/2025(m)		41	34,724
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022 (m)		44	37,560
Royal Bank of Scotland Group PLC 8.625%, 08/15/2021 (m)		117	115,404
Societe Generale SA 8.00%, 09/29/2025 (a) (m)		3	2,460

			534,627

Brokerage – 0.5%
Lehman Brothers Holdings, Inc. 5.625%, 01/24/2013 (b) (c) (e)		423	4,446
LPL Holdings, Inc. 5.75%, 09/15/2025 (a)		73	70,101
NFP Corp. 6.875%, 07/15/2025(a)		63	61,983
8.00%, 07/15/2025(a)		31	28,878

			165,408

Finance – 1.9%
CNG Holdings, Inc. 12.50%, 06/15/2024 (a)		32	26,060
Compass Group Diversified Holdings LLC 8.00%, 05/01/2026 (a)		45	43,169
Curo Group Holdings Corp. 8.25%, 09/01/2025 (a)		61	42,935
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		96	81,169
goeasy Ltd. 5.375%, 12/01/2024 (a)		67	62,362
Navient Corp. 5.00%, 10/26/2020		45	44,292
5.50%, 01/25/2023		79	72,957
5.875%, 03/25/2021		1	574
6.50%, 06/15/2022		54	52,849
6.75%, 06/15/2026		30	27,138
7.25%, 01/25/2022-09/25/2023		72	70,311
SLM Corp. 5.125%, 04/05/2022		21	17,693
Springleaf Finance Corp. 6.875%, 03/15/2025		48	48,403
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023 (a)		50	37,685

			627,597

	Principal Amount (000)		U.S. $ Value

Insurance – 1.4%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)	U.S.$	79	$66,845
8.125%, 02/15/2024(a)		44	43,215
10.125%, 08/01/2026(a)		40	38,274
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)		41	38,749
Genworth Holdings, Inc. 7.20%, 02/15/2021		30	29,003
7.625%, 09/24/2021		17	16,147
HUB International Ltd. 7.00%, 05/01/2026 (a)		40	39,624
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022 (a) (g)		243	191,703
USI, Inc./NY 6.875%, 05/01/2025 (a)		7	6,604

			470,164

Other Finance – 0.2%
Intrum AB 3.50%, 07/15/2026 (a)	EUR	100	79,886

REITS – 1.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026 (a)	U.S.$	134	108,685
Diversified Healthcare Trust 4.75%, 02/15/2028		39	34,951
6.75%, 12/15/2021		9	9,149
GEO Group, Inc. (The) 6.00%, 04/15/2026		8	5,189
Iron Mountain, Inc. 4.375%, 06/01/2021 (a)		18	18,063
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		89	85,443
5.75%, 02/01/2027		59	53,052
Realogy Group LLC/Realogy Co-Issuer Corp. 4.875%, 06/01/2023(a)		27	22,698
9.375%, 04/01/2027(a)		135	113,864

			451,094

			2,328,776

Utility – 2.3%
Electric – 2.3%
Calpine Corp. 5.125%, 03/15/2028(a)		130	119,814
5.25%, 06/01/2026(a)		62	58,927
5.50%, 02/01/2024		50	47,823
5.75%, 01/15/2025		116	109,971

	Principal Amount (000)			U.S. $ Value

NRG Energy, Inc. 6.625%, 01/15/2027	U.S.$	120		$124,556
Talen Energy Supply LLC 4.60%, 12/15/2021		0	**	181
6.50%, 06/01/2025		101		65,175
7.25%, 05/15/2027(a)		44		39,138
Texas Competitive/TCEH 11.50%, 10/01/2020 (c) (d) (e) (f)		59		0
Vistra Energy Corp. 5.875%, 06/01/2023		8		7,647
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)		31		31,949
5.625%, 02/15/2027(a)		157		161,856

				767,037

Total Corporates - Non-Investment Grade (cost $29,352,498)				25,465,543

CORPORATES - INVESTMENT GRADE – 9.2%
Industrial – 5.9%
Basic – 0.1%
ArcelorMittal SA 7.00%, 10/15/2039		45		45,038
Glencore Finance Canada Ltd. 6.00%, 11/15/2041 (a)		5		4,173

				49,211

Capital Goods – 0.1%
Arconic, Inc. 5.90%, 02/01/2027		4		3,770
General Electric Co. Series D 5.00%, 01/21/2021 (m)		40		32,793

				36,563

Communications - Telecommunications – 0.4%
Qwest Corp. 6.75%, 12/01/2021		78		79,275
7.25%, 09/15/2025		55		55,795

				135,070

Consumer Cyclical - Automotive – 1.7%
Ford Motor Credit Co. LLC 3.096%, 05/04/2023		221		196,690
3.219%, 01/09/2022		221		206,304
General Motors Co. 4.875%, 10/02/2023		33		30,050
General Motors Financial Co., Inc. 3.25%, 01/15/2023		15		13,553
3.70%, 05/09/2023		19		17,040
4.25%, 05/15/2023		19		17,168
4.30%, 07/13/2025		16		13,987
5.10%, 01/17/2024		22		20,146
5.25%, 03/01/2026		7		6,165
5.65%, 01/17/2029		52		45,231

				566,334

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.1%
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025 (a)	U.S.$	34	$28,993

Consumer Cyclical - Other – 2.3%
Lennar Corp. 4.50%, 04/30/2024		42	40,484
4.75%, 11/29/2027		72	71,891
6.25%, 12/15/2021(a)		1	731
8.375%, 01/15/2021		20	20,255
MDC Holdings, Inc. 6.00%, 01/15/2043		87	81,971
PulteGroup, Inc. 5.00%, 01/15/2027		128	127,446
5.50%, 03/01/2026		4	3,985
6.00%, 02/15/2035		57	57,778
7.875%, 06/15/2032		17	19,572
Standard Industries, Inc./NJ 4.75%, 01/15/2028(a)		104	95,728
5.375%, 11/15/2024(a)		68	65,626
5.50%, 02/15/2023(a)		11	10,581
6.00%, 10/15/2025(a)		39	36,667
Toll Brothers Finance Corp. 4.875%, 03/15/2027		93	86,977
5.875%, 02/15/2022		35	34,470

			754,162

Consumer Non-Cyclical – 0.1%
Sysco Corp. 5.65%, 04/01/2025		13	12,991
5.95%, 04/01/2030		8	7,983

			20,974

Energy – 0.4%
Cenovus Energy, Inc. 6.75%, 11/15/2039		1	707
Hess Corp. 7.30%, 08/15/2031		36	30,898
Marathon Oil Corp. 6.80%, 03/15/2032		34	28,175
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/2027 (a)		59	41,599
WPX Energy, Inc. 4.50%, 01/15/2030		99	53,658

			155,037

Technology – 0.7%
Nokia Oyj 3.375%, 06/12/2022		16	16,091
6.625%, 05/15/2039		64	62,228
Western Digital Corp. 4.75%, 02/15/2026		143	145,053

			223,372

			1,969,716

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 3.1%
Banking – 1.1%
Barclays Bank PLC 6.86%, 06/15/2032(a) (m)	U.S.$	15	$17,360
BNP Paribas SA 7.625%, 03/30/2021(a) (m)		58	56,730
CIT Group, Inc. 4.75%, 02/16/2024		45	43,931
5.25%, 03/07/2025		32	31,188
Credit Agricole SA 6.50%, 06/23/2021(a) (m)	EUR	100	104,854
JPMorgan Chase & Co.
Series FF 5.00%, 08/01/2024(m)	U.S.$	80	74,483
Series HH 4.60%, 02/01/2025(m)		49	43,142
Lloyds Banking Group PLC 6.00%, 06/07/2032(c) (m)	GBP	8	9,430

			381,118

Insurance – 1.5%
ACE Capital Trust II 9.70%, 04/01/2030	U.S.$	20	26,130
Allstate Corp. (The) 6.50%, 05/15/2057		10	11,263
Centene Corp. 4.25%, 12/15/2027(a)		109	106,829
4.625%, 12/15/2029(a)		100	100,444
4.75%, 01/15/2025(a)		24	24,367
5.375%, 08/15/2026(a)		82	83,643
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		61	65,735
Prudential Financial, Inc. 5.20%, 03/15/2044		20	17,602
5.625%, 06/15/2043		50	46,923

			482,936

REITS – 0.5%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		45	41,550
5.00%, 10/15/2027		73	70,768
5.25%, 08/01/2026		40	39,352
5.50%, 05/01/2024		26	25,320

			176,990

			1,041,044

	Principal Amount (000)		U.S. $ Value

Utility – 0.2%
Electric – 0.2%
AES Corp./VA 4.00%, 03/15/2021	U.S.$	54	$53,502

Total Corporates - Investment Grade (cost $3,107,444)			3,064,262

BANK LOANS – 6.0%
Industrial – 5.5%
Basic – 0.0%
Nouryon Finance B.V. (fka AkzoNobel) 3.863% (LIBOR 1 Month + 3.00%), 10/01/2025(f) (n)		10	8,585

Capital Goods – 0.6%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(n)		58	44,624
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 3.989% (LIBOR 1 Month + 3.00%), 08/01/2025(f) (n)		29	27,151
BWay Holding Company 5.084% (LIBOR 3 Month + 3.25%), 04/03/2024(n)		84	68,454
Granite US Holdings Corporation 6.322% (LIBOR 3 Month + 5.25%), 09/30/2026(f) (n)		56	39,004
Honeywell Technologies SARL (fka Garrett Motion Inc.) 3.770% (LIBOR 3 Month + 2.50%), 09/27/2025(f) (n)		28	23,179

			202,412

Communications - Media – 0.3%
Clear Channel Outdoor Holdings, Inc. 4.489% (LIBOR 1 Month + 3.50%), 08/21/2026(f) (n)		12	10,030
Diamond Sports Group, LLC 4.180% (LIBOR 1 Month + 3.25%), 08/24/2026(f) (n)		20	15,470
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.989% (LIBOR 1 Month + 3.00%), 05/01/2026(n)		20	16,708
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(n)		59	49,707

			91,915

Communications - Telecommunications – 0.1%
Intelsat Jackson Holdings S.A. 6.432% (LIBOR 6 Month + 4.50%), 01/02/2024(n)		4	3,427
6.625%, 01/02/2024		6	5,802

	Principal Amount (000)			U.S. $ Value

West Corporation 5.450% (LIBOR 3 Month + 4.00%), 10/10/2024(n)	U.S.$	29		$21,770

				30,999

Consumer Cyclical - Automotive – 0.2%
Navistar, Inc. 4.280% (LIBOR 1 Month + 3.50%), 11/06/2024(n)		10		8,208
Panther BF Aggregator 2 L P 4.441% (LIBOR 1 Month + 3.50%), 04/30/2026(f) (n)		50		45,273

				53,481

Consumer Cyclical - Entertainment – 0.1%
Motion Acquisition Limited 4.322% (LIBOR 3 Month + 3.25%), 11/12/2026(n)		20		15,601
4.700% (LIBOR 3 Month + 3.25%), 11/12/2026(n)		0	**	39
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.989% (LIBOR 1 Month + 3.00%), 04/01/2024(n)		24		19,885

				35,525

Consumer Cyclical - Other – 0.7%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 3.739% (LIBOR 1 Month + 2.75%), 12/23/2024(n)		38		30,514
Playtika Holding Corp. 7.072% (LIBOR 3 Month + 6.00%), 12/10/2024(n)		135		125,591
Ply Gem Midco, Inc. 4.561% (LIBOR 1 Month + 3.75%), 04/12/2025(f) (n)		20		16,772
Scientific Games International, Inc. 3.739% (LIBOR 2 Month + 2.75%), 08/01/2024(n)		15		12,440
4.369% (LIBOR 2 Month + 2.75%), 08/14/2024(n)		64		51,177
Stars Group Holdings B.V. 4.950% (LIBOR 3 Month + 3.50%), 07/10/2025(n)		8		8,037

				244,531

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(n)		6		4,693

	Principal Amount (000)			U.S. $ Value

3.954% (LIBOR 3 Month + 2.75%), 02/05/2025(n)	U.S.$	0	**	$12
Whatabrands LLC 3.766% (LIBOR 1 Month + 2.75%), 07/31/2026(f) (n)		15		12,559

				17,264

Consumer Cyclical - Retailers – 0.3%
Bass Pro Group, LLC 6.072% (LIBOR 3 Month + 5.00%), 09/25/2024(f) (n)		17		14,215
PetSmart, Inc. 5.000% (LIBOR 3 Month + 4.00%), 03/11/2022(n)		54		51,191
Serta Simmons Bedding, LLC 9.000% (LIBOR 1 Month + 8.00%), 11/08/2024(n)		28		6,198
Specialty Building Products Holdings, LLC 6.739% (LIBOR 1 Month + 5.75%), 10/01/2025(n)		42		35,339

				106,943

Consumer Non-Cyclical – 1.1%
Aldevron, L.L.C. 5.700% (LIBOR 3 Month + 4.25%), 10/12/2026(f) (n)		67		62,443
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 8.739% (LIBOR 1 Month + 7.75%), 09/26/2025(n)		54		39,150
BI-LO, LLC 9.314% (LIBOR 3 Month + 8.00%), 05/31/2024(n)		32		25,641
9.660% (LIBOR 3 Month + 8.00%), 05/31/2024(n)		33		26,082
9.737% (LIBOR 3 Month + 8.00%), 05/31/2024(n)		34		26,880
Chobani, LLC (Chobani Idaho, LLC) 4.500% (LIBOR 1 Month + 3.50%), 10/10/2023(n)		40		35,137
Envision Healthcare Corporation 4.739% (LIBOR 1 Month + 3.75%), 10/10/2025(n)		28		14,248
Froneri International Limited 6.739% (LIBOR 1 Month + 5.75%), 01/31/2028(f) (n)		10		9,000
Global Medical Response, Inc. 4.932% (LIBOR 2 Month + 3.25%), 04/28/2022(f) (n)		21		19,435
5.863% (LIBOR 3 Month + 4.25%), 03/14/2025(f) (n)		16		14,179

	Principal Amount (000)		U.S. $ Value

LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.739% (LIBOR 1 Month + 3.75%), 11/16/2025(n)	U.S.$	26	$29,156
U.S. Renal Care, Inc. 6.000% (LIBOR 1 Month + 5.00%), 06/26/2026(n)		60	51,598

			352,949

Energy – 0.4%
California Resources Corporation 11.988% (LIBOR 3 Month + 10.38%), 12/31/2021(n)		55	2,608
Chesapeake Energy Corporation 9.000% (LIBOR 1 Month + 8.00%), 06/24/2024(n)		79	30,415
CITGO Petroleum Corporation 6.000% (LIBOR 1 Month + 5.00%), 03/28/2024(f) (n)		39	33,632
Triton Solar US Acquisition Co. 7.072% (LIBOR 6 Month + 6.00%), 10/29/2024(n)		85	65,928

			132,583

Other Industrial – 0.1%
American Tire Distributors, Inc. 8.489% (LIBOR 3 Month + 7.50%), 09/02/2024(c) (f) (n)		14	8,915
8.950% (LIBOR 3 Month + 7.50%), 09/02/2024(c) (f) (n)		2	1,125
Core & Main LP 4.330% (LIBOR 1 Month + 2.75%), 08/01/2024(f) (n)		2	1,683
4.331% (LIBOR 1 Month + 2.75%), 08/01/2024(f) (n)		3	2,605
Dealer Tire, LLC 5.239% (LIBOR 1 Month + 4.25%), 12/12/2025(n)		20	16,160
Rockwood Service Corporation 5.700% (LIBOR 3 Month + 4.25%), 01/23/2027(f) (n)		3	2,870

			33,358

Services – 0.5%
Amentum Government Services Holdings LLC 4.989% (LIBOR 1 Month + 4.00%), 01/29/2027(f) (n)		20	18,400
Garda World Security Corporation 6.390% (LIBOR 3 Month + 4.75%), 10/30/2026(f) (n)		10	9,042

	Principal Amount (000)		U.S. $ Value

Parexel International Corporation 3.739% (LIBOR 1 Month + 2.75%), 09/27/2024(n)	U.S.$	9	$7,695
Pi Lux Finco SARL 8.853% (LIBOR 1 Month + 7.25%), 01/01/2026(f) (n)		100	94,625
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.) 4.239% (LIBOR 1 Month + 3.25%), 10/01/2025(n)		15	14,158
Verscend Holding Corp. 5.489% (LIBOR 1 Month + 4.50%), 08/27/2025(f) (n)		26	24,860

			168,780

Technology – 1.0%
athenahealth, Inc. 5.284% (LIBOR 3 Month + 4.50%), 02/11/2026(f) (n)		72	66,698
Avaya Inc. 4.955% (LIBOR 1 Month + 4.25%), 12/15/2024(n)		36	30,794
Boxer Parent Company Inc. (fka BMC Software, Inc.) 5.239% (LIBOR 1 Month + 4.25%), 10/02/2025(n)		59	48,957
MTS Systems Corporation 4.240% (LIBOR 1 Month + 3.25%), 07/05/2023(f) (n)		10	9,074
Pitney Bowes Inc. 6.490% (LIBOR 1 Month + 5.50%), 01/17/2025(f) (n)		40	34,000
Presidio Holdings Inc. 5.280% (LIBOR 2 Month + 3.50%), 01/22/2027(f) (n)		15	14,182
Solera, LLC (Solera Finance, Inc.) 4.363% (LIBOR 3 Month + 2.75%), 03/03/2023(n)		58	54,544
Veritas US Inc. (LIBOR 3 Month + 4.50%) 01/27/2023(o)		85	72,436

			330,685

			1,810,010

Financial Institutions – 0.4%
Finance – 0.1%
Ellie Mae, Inc. 5.200% (LIBOR 3 Month + 3.75%), 04/17/2026(f) (n)		36	31,144
Jefferies Finance LLC 4.250% (LIBOR 1 Month + 3.25%), 06/03/2026(n)		8	6,564

			37,708

	Principal Amount (000)		U.S. $ Value

Insurance – 0.3%
Hub International Limited 5.692% (LIBOR 3 Month + 4.00%), 04/25/2025(f) (n)	U.S.$	68	$63,984
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.989% (LIBOR 1 Month + 4.00%), 09/03/2026(n)		50	45,171

			109,155

			146,863

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(n)		48	40,035
5.200% (LIBOR 3 Month + 3.75%), 11/09/2026(n)		9	7,086

			47,121

Total Bank Loans (cost $2,425,285)			2,003,994

GOVERNMENTS - TREASURIES – 1.3%
Mexico – 0.2%
Mexican Bonos Series M 5.75%, 03/05/2026	MXN	1,202	48,231
Series M 20 10.00%, 12/05/2024		480	23,010

			71,241

Russia – 0.1%
Russian Federal Bond - OFZ Series 6217 7.50%, 08/18/2021	RUB	3,986	51,423

United States – 1.0%
U.S. Treasury Notes 2.75%, 05/31/2023	U.S.$	300	322,781

Total Governments - Treasuries (cost $461,579)			445,445

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 0.8%
Basic – 0.2%
First Quantum Minerals Ltd. 7.25%, 04/01/2023(a)		58	47,789

Communications - Telecommunications – 0.5%
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		200	179,852

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a) (g)	U.S.$	1	$2
3.00%, 12/31/2022(g) (h)		15	40
K2016470260 South Africa Ltd. 25.00%, 12/31/2022 (g) (h)		6	6

			48

Consumer Non-Cyclical – 0.0%
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024 (d) (f) (g) (h)		2	63
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018 (b) (e) (h)		96	1,746

			1,809

Energy – 0.1%
Petrobras Global Finance BV 5.093%, 01/15/2030(a)		19	17,228
5.999%, 01/27/2028		27	26,015

			43,243

			272,741

Utility – 0.3%
Electric – 0.3%
Terraform Global Operating LLC 6.125%, 03/01/2026 (h)		77	75,655

Financial Institutions – 0.0%
Insurance – 0.0%
Ambac LSNI LLC 6.45% (LIBOR 3 Month + 5.00%), 02/12/2023 (a) (p)		8	7,526

Total Emerging Markets - Corporate Bonds (cost $508,664)			355,922

ASSET-BACKED SECURITIES – 0.7%
Other ABS - Fixed Rate – 0.4%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047 (h)		57	54,544
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046 (h)		16	14,943
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (h)		69	63,339

			132,826

Home Equity Loans - Fixed Rate – 0.2%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/2035		52	51,050

	Principal Amount (000)		U.S. $ Value

GSAA Home Equity Trust Series 2006-6, Class AF5 6.241%, 03/25/2036	U.S.$	69	$27,245

			78,295

Home Equity Loans - Floating Rate – 0.1%
Lehman XS Trust Series 2007-6, Class 3A5 4.635%, 05/25/2037		13	12,459

Total Asset-Backed Securities (cost $240,897)			223,580

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
Risk Share Floating Rate – 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 8.097% (LIBOR 1 Month + 7.15%), 07/25/2023(p)		12	11,104
Series 2013-DN2, Class M2 5.197% (LIBOR 1 Month + 4.25%), 11/25/2023(p)		40	38,157
Series 2014-DN1, Class M3 5.447% (LIBOR 1 Month + 4.50%), 02/25/2024(p)		36	33,636
Series 2014-HQ2, Class M3 4.697% (LIBOR 1 Month + 3.75%), 09/25/2024(p)		54	49,656
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 6.197% (LIBOR 1 Month + 5.25%), 10/25/2023(p)		12	11,558
Series 2014-C01, Class M2 5.347% (LIBOR 1 Month + 4.40%), 01/25/2024(p)		25	22,946
Series 2015-C03, Class 2M2 5.947% (LIBOR 1 Month + 5.00%), 07/25/2025(p)		1	1,291

			168,348

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		5	3,509
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		6	3,928

			7,437

Total Collateralized Mortgage Obligations (cost $190,703)			175,785

Company	Shares	U.S. $ Value

COMMON STOCKS – 0.4%
Energy – 0.1%
Energy Equipment & Services – 0.1%
Tervita Corp.(e)	12,129	$29,907

Oil, Gas & Consumable Fuels – 0.0%
Berry Petroleum Corp.	4,049	9,758
CHC Group LLC(e) (k)	1,219	305
K201640219 (South Africa) Ltd. A Shares(c) (d) (e) (f)	191,574	0
K201640219 (South Africa) Ltd. B Shares(c) (d) (e) (f)	30,276	0
Paragon Offshore Ltd. - Class A(c) (e) (f)	267	27
Paragon Offshore Ltd. - Class B(c) (e) (f)	401	4,611
Vantage Drilling International(c) (e)	235	1,851

		16,552

		46,459

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(e)	2,740	22,166
Monitronics International, Inc.(c) (d) (e) (f)	578	4,147

		26,313

Consumer Discretionary – 0.1%
Auto Components – 0.1%
ATD New Holdings, Inc.(c) (e) (f)	1,009	15,135
Exide Corp.(c) (d) (e) (f)	5,092	0
Exide Technologies(c) (d) (e) (f)	15,775	0

		15,135

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment Corp.(e)	1,258	8,504

Household Durables – 0.0%
Hovnanian Enterprises, Inc. - Class A(e)	131	1,080

		24,719

Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Southeastern Grocers, Inc. Npv(c) (d) (e) (f)	828	18,630

Communication Services – 0.0%
Media – 0.0%
Clear Channel Outdoor Holdings, Inc.(e)	5,213	3,337
DISH Network Corp. - Class A(e)	100	1,999
iHeartMedia, Inc. - Class A(c) (e)	1,033	7,551

		12,887

Materials – 0.0%
Containers & Packaging – 0.0%
Westrock Co.	6	169

Company		Shares	U.S. $ Value

Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(c) (d) (e) (f)		21,027	$0
Constellium SE(e)		1,317	6,862
Neenah Enterprises, Inc.(c) (d) (e) (f)		4,481	0

			6,862

			7,031

Health Care – 0.0%
Pharmaceuticals – 0.0%
Horizon Therapeutics PLC(e)		196	5,805

Industrials – 0.0%
Construction & Engineering – 0.0%
Willscot Corp.(e)		508	5,146

Trading Companies & Distributors – 0.0%
Emeco Holdings Ltd.(e)		602	313

			5,459

Total Common Stocks (cost $568,878)			147,303

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	25	41,218
7.95%, 03/01/2036		55	55,218

Total Local Governments - US Municipal Bonds (cost $80,002)			96,436

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	BRL	349	70,365

South Africa – 0.1%
Republic of South Africa Government Bond Series 2023 7.75%, 02/28/2023	ZAR	283	16,083

Total Emerging Markets - Treasuries (cost $119,289)			86,448

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Fixed Rate CMBS – 0.2%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.49%, 07/10/2047(a)	U.S.$	15	12,108

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Trust Series 2014-GC18, Class D 4.989%, 01/10/2047 (a)	U.S.$	29	$25,186
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.892%, 01/15/2047 (a)		29	25,078

Total Commercial Mortgage-Backed Securities (cost $71,231)			62,372

	Shares

PREFERRED STOCKS – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
CIT Group, Inc. Series B 5.625%		175	3,083
GMAC Capital Trust I Series 2 7.477%		407	8,348

			11,431

Finance – 0.0%
Air Lease Corp. Series A 6.15%		550	8,563
Navient Corp. 6.00%		50	865
Synchrony Financial Series A 5.625%		75	1,280

			10,708

			22,139

Utility – 0.0%
Electric – 0.0%
SCE Trust III Series H 5.75%		423	8,333

Industrial – 0.0%
Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%,		490	1,955

Total Preferred Stocks (cost $39,483)			32,427

INVESTMENT COMPANIES – 0.1%
Funds and Investment Trusts – 0.1%
iShares MSCI Global Metals & Mining Producers ETF(q) (cost $27,153)		805	15,537

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.0%
Quasi-Sovereign Bonds – 0.0%
United States – 0.0%
Citgo Holding, Inc. 9.25%, 08/01/2024 (a) (cost $18,000)	U.S.$	18	$14,856

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(e) (f)		3,442	3,673
Emeco Holdings Ltd., expiring 04/20/2020(e) (f)		58	0

Total Rights (cost $0)			3,673

WARRANTS – 0.0%
Amplify Energy Corp., expiring 04/21/2020(c) (e)		860	0
Avaya Holdings Corp., expiring 12/15/2022(e)		1,210	109
Battalion Oil Corp., expiring 10/08/2022(e) (f)		3	0
Battalion Oil Corp., expiring 10/08/2022(e) (f)		4	0
Halcon Resources Corp., expiring 10/08/2022(e) (f)		2	0
iHeartMedia, Inc., expiring 05/01/2039(c) (e)		12	78
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(c) (e)		1,975	8
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(c) (e)		830	2
Willscot Corp., expiring 11/29/2022(c) (d) (e) (f)		787	3,435

Total Warrants (cost $18,915)			3,632

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(q) (r) (s) (cost $547,482)		547,482	547,482

Total Investments – 98.6% (cost $37,777,503)(t)			32,744,697
Other assets less liabilities – 1.4%			457,529

Net Assets – 100.0%			$33,202,226

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	1	June 2020	$57,380	$(5,544)
U.S. T-Note 5 Yr (CBT) Futures	22	June 2020	2,757,906	38,977
U.S. T-Note 10 Yr (CBT) Futures	13	June 2020	1,802,938	80,578
Sold Contracts
Euro-OAT Futures	1	June 2020	184,416	4,423

				$118,434

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	MXN	1,491	USD	77	04/23/2020	$13,916
Brown Brothers Harriman & Co.	ZAR	224	USD	15	04/08/2020	2,815
Brown Brothers Harriman & Co.	EUR	297	USD	323	04/08/2020	(4,430)
Brown Brothers Harriman & Co.	CAD	53	USD	37	05/22/2020	(831)
Brown Brothers Harriman & Co.	GBP	7	USD	10	05/15/2020	381
Brown Brothers Harriman & Co.	AUD	2	USD	1	06/11/2020	(42)
Brown Brothers Harriman & Co.	USD	637	EUR	570	04/08/2020	(9,451)
Brown Brothers Harriman & Co.	USD	308	EUR	283	04/08/2020	4,257
Citibank, NA	RUB	4,120	USD	57	05/20/2020	4,300
Citibank, NA	BRL	380	USD	87	04/02/2020	13,462
Citibank, NA	USD	73	BRL	380	04/02/2020	37
Deutsche Bank AG	BRL	380	USD	76	05/05/2020	3,019
Deutsche Bank AG	BRL	380	USD	73	04/02/2020	(37)
Deutsche Bank AG	USD	76	BRL	380	04/02/2020	(2,983)
JPMorgan Chase Bank, NA	EUR	1,676	USD	1,875	04/08/2020	26,496

						$50,909

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/2021*	(5.00)%	Quarterly	4.62%	EUR	13	$(91)	$(354)	$263
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	6.37%	USD	2,464	(125,416)	163,054	(288,470)
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/2021*	5.00	Quarterly	4.62	EUR	13	91	667	(576)
iTraxx Europe Crossover Series 32, 5 Year Index, 06/20/2025*	5.00	Quarterly	5.72	EUR	128	(3,999)	(4,031)	32
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	5.00	Quarterly	5.52	EUR	205	(4,171)	17,563	(21,734)

						$(133,586)	$176,899	$(310,485)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,770	03/06/2023	3 Month LIBOR	2.714%	Quarterly/ Semi-Annual	$119,550	$—	$119,550
USD	2,835	09/02/2025	2.248%	3 Month LIBOR	Semi-Annual/ Quarterly	(260,004)	(8,312)	(251,692)
USD	961	01/15/2026	1.978%	3 Month LIBOR	Semi-Annual/ Quarterly	(78,188)	5,398	(83,586)
USD	651	02/16/2026	1.625%	3 Month LIBOR	Semi-Annual/ Quarterly	(39,754)	7,434	(47,188)
USD	150	03/31/2026	1.693%	3 Month LIBOR	Semi-Annual/ Quarterly	(11,322)	—	(11,322)
USD	100	05/03/2026	1.770%	3 Month LIBOR	Semi-Annual/ Quarterly	(7,604)	—	(7,604)
USD	800	06/01/2026	1.714%	3 Month LIBOR	Semi-Annual/ Quarterly	(58,647)	32,362	(91,009)
USD	4,650	04/28/2027	3 Month LIBOR	2.330%	Quarterly/ Semi-Annual	584,825	16,658	568,167
USD	350	05/03/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(42,917)	112	(43,029)
USD	940	03/06/2028	2.876%	3 Month LIBOR	Semi-Annual/ Quarterly	(165,264)	—	(165,264)

						$40,675	$53,652	$(12,977)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	25.00%	USD	180	$70,133	$22,179	$47,954
Goldman Sachs International British Telecommunications PLC, 5.750%, 12/07/28, 6/20/2020*	(1.00)	Quarterly	0.32	EUR	170	(350)	(1,628)	1,278
CDX-CMBX.NA.BBB-Series 6, 5/11/2063*	(3.00)	Monthly	13.94	USD	192	42,378	19,930	22,448
Sale Contracts
BNP Paribas SA Altice France SA, 6/20/2024*	5.00	Quarterly	3.37	EUR	70	5,132	5,320	(188)
Credit Suisse International CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	69	(26,884)	(7,778)	(19,106)
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	29	(11,299)	(3,523)	(7,776)
International Game Technology PLC, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	10.34	EUR	100	(10,837)	5,668	(16,505)
Deutsche Bank AG CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	75	(16,566)	(4,956)	(11,610)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	252	(55,054)	(17,095)	(37,959)
Goldman Sachs International Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00%	Quarterly	8.92%	USD	10	(1,114)	479	(1,593)
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	8.92	USD	20	(2,229)	1,500	(3,729)
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	163	(63,472)	(28,869)	(34,603)

						$(70,162)	$(8,773)	$(61,389)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Quarterly	EUR	282	12/20/2020	$47,084
iBoxx EUR Liquid High Yield Index	3 Month EURIBOR	Quarterly	EUR	486	12/20/2020	29,564
iBoxx USD Contingent Convertible Liquid Developed Market AT1	3 Month LIBOR	Quarterly	USD	689	12/20/2020	106,307
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD	1,400	06/20/2020	110,642
iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD	442	06/20/2020	21,313

						$314,910

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $17,457,085 or 52.6% of net assets.

(b)	Defaulted matured security.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Non-income producing security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2020.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.80% of net assets as of March 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
DB Master Finance LLC Series 2017-1A, Class A2I
3.629%, 11/20/2047	09/14/2017	$56,695	$54,544	0.16%
Exide International Holdings LP(Superpriority Lien)
10.75%, 10/31/2021	06/18/2019	35,399	31,733	0.10%
Exide Technologies(Exchange Priority)
11.00%, 10/31/2024	05/23/2017	36,611	15,791	0.05%
Exide Technologies(First Lien)
11.00%, 10/31/2024	05/23/2017	10,658	4,539	0.01%
K2016470219 South Africa Ltd.
3.00%, 12/31/2022	03/13/2015	16,171	40	0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/2022	12/22/2016	6,435	6	0.00%
Magnetation LLC/Mag Finance Corp.
11.00%, 05/15/2018	02/19/2015	36,767	0	0.00%
Taco Bell Funding LLC Series 2016-1A, Class A23
4.97%, 05/25/2046	05/04/2016	15,625	14,943	0.05%
Terraform Global Operating LLC
6.125%, 03/01/2026	02/08/2018	78,692	75,655	0.23%
Tonon Luxembourg SA
6.50%, 10/31/2024	05/03/2019	4,808	63	0.00%
Virgolino de Oliveira Finance SA
10.50%, 01/28/2018	02/13/2013	96,161	1,746	0.01%
Wendy’s Funding LLC Series 2018-1A, Class A2I
3.573%, 03/15/2048	12/06/2017	69,403	63,339	0.19%

(i) Pays 10.75% cash or up to 4.5% PIK and remaining in cash. (j) Convertible security. (k) Restricted and illiquid security.
Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$62,260	$305	0.00%
CHC Group LLC/CHC Finance Ltd. Series AI
Zero Coupon, 10/01/2020	03/10/2017	60,953	13,034	0.04%

(l)	Defaulted.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2020.
(o)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2020.
(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(r)	The rate shown represents the 7-day yield as of period end.
(s)	Affiliated investments.
(t)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,579,621 and gross unrealized depreciation of investments was $(6,513,025), resulting in net unrealized depreciation of $(4,933,404).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

AB FlexFee High Yield Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1		Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-		$25,407,521	$58,022	#	$25,465,543
Corporates - Investment Grade	-0-		3,064,262	-0-		3,064,262
Bank Loans	-0-		1,269,860	734,134		2,003,994
Governments - Treasuries	-0-		445,445	-0-		445,445
Emerging Markets - Corporate Bonds	-0-		355,859	63		355,922
Asset-Backed Securities	-0-		223,580	-0-		223,580
Collateralized Mortgage Obligations	-0-		175,785	-0-		175,785
Common Stocks	106,442		618	40,243	#	147,303
Local Governments - US Municipal Bonds	-0-		96,436	-0-		96,436
Emerging Markets - Treasuries	-0-		86,448	-0-		86,448
Commercial Mortgage-Backed Securities	-0-		62,372	-0-		62,372
Preferred Stocks	32,427		-0-	-0-		32,427
Investment Companies	15,537		-0-	-0-		15,537
Quasi-Sovereigns	-0-		14,856	-0-		14,856
Rights	-0-		-0-	3,673	#	3,673
Warrants	197	#	-0-	3,435	#	3,632
Short-Term Investments:
Investment Companies	547,482		-0-	-0-		547,482

Total Investments in Securities	702,085		31,203,042	839,570		32,744,697
Other Financial Instruments*:
Assets
Futures	123,978		-0-	-0-		123,978
Forward Currency Exchange Contracts	-0-		68,683	-0-		68,683
Centrally Cleared Credit Default Swaps	-0-		91	-0-		91
Centrally Cleared Interest Rate Swaps	-0-		704,375	-0-		704,375
Credit Default Swaps	-0-		117,643	-0-		117,643
Total Return Swaps	-0-		314,910	-0-		314,910
Liabilities
Futures	(5,544)		-0-	-0-		(5,544)
Forward Currency Exchange Contracts	-0-		(17,774)	-0-		(17,774)
Centrally Cleared Credit Default Swaps	-0-		(133,677)	-0-		(133,677)
Centrally Cleared Interest Rate Swaps	-0-		(663,700)	-0-		(663,700)
Credit Default Swaps	-0-		(187,805)	-0-		(187,805)

Total	$820,519		$31,405,788	$839,570		$33,065,877

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds	Common Stocks#
Balance as of 12/31/19	$87,446	$405,559	$63	$91,942
Accrued discounts/(premiums)	544	449	(312)	-0-
Realized gain (loss)	-0-	93	-0-	(19,404)
Change in unrealized appreciation/depreciation	(29,968)	(92,693)	312	(26,132)
Purchases/Payups	-0-	92,640	-0-	-0-
Sales/Paydowns	-0-	(5,627)	-0-	-0-
Transfers into level 3	-0-	390,143	-0-	-0-
Transfers out of level 3	-0-	(56,430)	-0-	(6,163)

Balance as of 3/31/2020	$58,022	$734,134	$63	$40,243

Net change in unrealized appreciation/depreciation from investments held as of 3/31/2020	$(29,968)	$(92,529)	$312	$(45,535)

	Rights#	Warrants#	Total
Balance as of 12/31/19	$3,363	$4,806	$593,179
Accrued discounts/(premiums)	-0-	-0-	681
Realized gain (loss)	-0-	-0-	(19,311)
Change in unrealized appreciation/depreciation	310	(1,371)	(149,542)
Purchases/Payups	-0-	-0-	92,640
Sales/Paydowns	-0-	-0-	(5,627)
Transfers into level 3	-0-	-0-	390,143
Transfers out of level 3	-0-	-0-	(62,593)

Balance as of 3/31/2020	$3,673	$3,435	$839,570

Net change in unrealized appreciation/depreciation from investments held as of 3/31/2020	$310	$(1,371)	$(168,781)

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31, 2020. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/20	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$31,733	Discounted Cash Flow	Par Reduction in Price	30% of Par
	$20,330	Discounted Cash Flow	Par Reduction in Price	30% of Par
	$5,959	Recovery Analysis	Collateral Value	$85.10
	$-0-	Qualitative Assessment		$0.00

	$58,022

Common Stocks	$1,839	Market Approach	10% Haircut to Last Traded Price	$7.02
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$1,839

Warrants	$3,435	Option Pricing Model	Exercise Price	$4.36

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, Last Traded Price and Exercise Price in insolation would be expected to result in a significant higher (lower) fair value measurement. A significant increase (decrease) in Par Reduction in Price in isolation would be expected to result in a significant lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,551	$3,057	$5,061	$547	$3